Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Fee income		$ 425	$ 1,191
Other income			462
Interest income		79
Dividends received	$ 109	89	198
Royalty expenses	(673)	(778)	(682)
Fee expenses		(41)	(2,198)
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ (679)	$ (886)	$ (4,914)